Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 39,287		¥ 53,670
Payroll and expense accrued	3,551		4,909
Net operating tax loss carry forwards	47,288		25,200
Share of loss on equity method investment	5,756		1,450
Impairment of long-term investments	5,493		5,463
Allowance for doubtful accounts and inventory	12,753		5,740
Others	1,826		1,015
Valuation allowance	(51,215)		(49,927)	¥ (35,708)	¥ (28,043)
Total deferred tax assets, net	64,739		47,520
Deferred tax liabilities
Assets arisen from business combination and assets acquisition	30,993		38,577
Total deferred tax liabilities	¥ 30,993	$ 4,494	¥ 38,577